FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

June 28, 2021

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 252

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 252 (under the Securities Act of 1933, as amended, and No. 253 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 252”). PEA 252 is being filed with respect to two series of the Trust, the Emerald Banking and Finance Fund and the Emerald Insights Fund to: (i) revise the principal investment strategies of the Emerald Banking and Finance Fund; (ii) add the following as principal risks of the Emerald Banking and Finance Fund: “Blockchain Investment Risk”, “Disruptive Innovation Risk”, “Financial Technology Risk”, Foreign Securities Risk”, and “Special Purpose Acquisition Company Risk”; and (iii) add the following as principal risks of the Emerald Insights Fund: “Disruptive Innovation Risk”, “Financial Technology Risk”.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Cara Owen
Cara Owen
Secretary
Financial Investors Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP